Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Carbon Collective Climate Solutions U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Climate Solutions U.S. Equity ETF
Class Name	Carbon Collective Climate Solutions U.S. Equity ETF
Trading Symbol	CCSO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Climate Solutions U.S. Equity ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccso/. You can also request this information by contacting us at (855) 843-2534 or by writing to the Carbon Collective Climate Solutions U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 843-2534
Additional Information Website	www.carboncollectivefunds.com/ccso/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Carbon Collective Climate Solutions U.S. Equity ETF	$37	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund rose by 11.11% while the S&P 500 climbed 19.56%

Several key factors influenced this performance:

• Increased Demand for Electricity: After flatlining for years, electricity demand in the US has grown rapidly in response to the AI build-out, and to a lesser degree, the electrification of the US economy. CCSO holds many providers of both electricity generation and electricity infrastructure.

• Increased Demand for Energy Security: Following the closure of the Strait of Hormuz, many of the solutions provided by companies in CCSO, from renewable & nuclear energy to electrified transportation, have seen upticks in demand, both in the US and abroad.

• Increased Demand for Critical Minerals: CCSO holds overweight exposure to companies that mine critical minerals like copper and rare earths. These companies have seen tailwinds from both the increasing demand for electricity as well as hardening the national security supply chain.

• Indirect, but not direct AI exposure: While the fund benefited from the secondary AI trade, much of the benchmark's return was driven by the growth of players directly involved in AI in tech and comms, leading to the fund lagging the benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception (9/19/22)
Carbon Collective Climate Solutions U.S. Equity ETF	11.11%	7.75%
S&P 500® Total Return Index	19.56%	20.09%

Performance Inception Date	Sep. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.carboncollectivefunds.com/ccso/ for more recent performance information.
Net Assets	$ 45,691,000
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 145,138
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$45,691
Number of Holdings	122
Total Advisory Fee Paid	$145,138
Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
Nucor Corp.	5.8%
Republic Services, Inc. - Class A	5.6%
Johnson Controls International PLC	5.5%
Waste Management, Inc.	5.4%
Southern Copper Corp.	5.4%
Carrier Global Corp.	4.8%
GE Vernova, Inc.	4.7%
Quanta Services, Inc.	4.5%
Cameco Corp.	3.7%
Steel Dynamics, Inc.	3.5%

Carbon Collective Short Duration Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Carbon Collective Short Duration Green Bond ETF
Class Name	Carbon Collective Short Duration Green Bond ETF
Trading Symbol	CCSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Carbon Collective Short Duration Green Bond ETF (the "Fund") for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.carboncollectivefunds.com/ccsb/. You can also request this information by contacting us at (855) 843-2534 or by writing to the Carbon Collective Short Duration Green Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 843-2534
Additional Information Website	www.carboncollectivefunds.com/ccsb/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Carbon Collective Short Duration Green Bond ETF	$50	0.50%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund delivered a return of 1.67% over the period against the benchmark's (Bloomberg U.S. Aggregate Bond Index) return of 2.71% over the period. The lag behind the benchmark was primarily due to the single-holding default scare, which the fund managers are optimistic will resolve in the year ahead.

Several key factors influenced this performance:

• Single Holding Default Scare: A Brazilian Waste Management company, Ambipar, saw its bond value drop into default after an accusation of fraud was leveled at the company. Given that the audited financials showed no indication of fraud, the fund managers decided to hold. The creditors are moving to take charge of the company, unlocking a full recovery for bondholders. While the fund managers are optimistic, this drop is the main reason why the fund lagged the benchmark over this time period.

• Bond Market Volatility: The fund managers have sought to take advantage of the meaningful volatility in bond markets over this period through buying and selling at opportunistic times in the cycle.

• Extending Duration: As the yield curve normalized, the managers extended duration, capturing higher yields for the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026:	1 Year	Since Inception (4/11/24)
Carbon Collective Short Duration Green Bond ETF	1.67%	4.03%
Bloomberg U.S. Aggregate Bond Index	2.71%	4.62%

Performance Inception Date	Apr. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.carboncollectivefunds.com/ccsb/ for more recent performance information.
Net Assets	$ 26,898,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 118,988
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$26,898
Number of Holdings	43
Total Advisory Fee Paid	$118,988
Portfolio Turnover Rate	102%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/2031	4.5%
Public Service Co. of Oklahoma, 2.20%, 8/15/2031	4.5%
Wisconsin Power and Light Co., 3.95%, 9/1/2032	4.4%
Boston Properties LP, 2.55%, 4/1/2032	4.2%
Dominion Energy, Inc., 2.25%, 8/15/2031	3.8%
Mitsubishi UFJ Financial Group, Inc., 4.50% (SOFR + 0.84), 7/24/2030	3.7%
ING Bank NV, 4.71%, 7/7/2031	3.7%
New York State Electric & Gas Corp., 5.05%, 8/15/2035	3.6%
Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25), 5/22/2030	3.6%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/2031	3.3%

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.